Employee Benefit Plans (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	83,930	97,792	90,474
Granted, Shares	33,525	21,800	19,150
Exercised, Shares			(7,207)
Forfeited, Shares	(7,639)	(35,662)	(4,625)
Outstanding at end of year, Shares	109,816	83,930	97,792
Options exercisable at year-end, Shares	51,396	43,079	68,361
Outstanding at beginning of year, Weighted average exercise price	$ 18.50	$ 19.04	$ 18.85
Granted, Weighted average exercise price	$ 17.72	$ 17.65	$ 18.00
Exercised, Weighted average exercise price			$ 14.47
Forfeited, Weighted average exercise price	$ 20.44	$ 19.45	$ 17.89
Outstanding at end of year, Weighted average exercise price	$ 18.13	$ 18.50	$ 19.04
Weighted-average fair value of options granted during the year	$ 1.96	$ 1.75	$ 1.98
Intrinsic value of options exercised during the year			$ 24,444
Intrinsic value of options outstanding and exercisable at December 31, 2014	$ 22,021